RELATED PARTY TRANSACTIONS (Detail Textuals 1)			1 Months Ended	6 Months Ended			12 Months Ended
		Jan. 02, 2018 USD ($) shares	Nov. 18, 2016 shares	Feb. 28, 2018 USD ($)		Feb. 28, 2017 USD ($)	Aug. 31, 2017 USD ($) RelatedParty $ / shares shares	Aug. 31, 2016 USD ($)	Jan. 26, 2018 $ / shares	Jun. 30, 2017 $ / shares
Related Party Transaction [Line Items]
Advance from related party				$ 16,583	[1]	$ 100	$ 24,585	$ 4,450
Due to related party				1,602	[1]		862	$ 4,450
Repayments to related party	[1]			15,843
Loan forgiven by previous majority shareholder						$ 16,856	16,856
Common shares issued for services to related parties		$ 126,000					3,332
Number of common shares issued for services to related parties | shares		120,000
Common stock price per share | $ / shares									$ 0.65	$ 1.00
Exercise price of warrants | $ / shares									$ 1.50
Stock based compensation				30,001			3,332
Subscription agreement
Related Party Transaction [Line Items]
Common shares issued for services to related parties							$ 150,000
Number of related parties | RelatedParty							2
Number of common shares issued for services to related parties | shares							375,000
Common stock price per share | $ / shares							$ 0.40
Purchase warrants outstanding | shares							375,000
Exercise price of warrants | $ / shares							$ 1.00
Warrant expiration term							5 years
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Due to related party				0			$ 0
Rent expense paid on behalf of company				15,843			3,074
Repayments to related party				$ 15,843
Additional borrowings from previous majority shareholder							12,406
President
Related Party Transaction [Line Items]
Advance from related party							9,105
Repayments to related party							$ 8,243
Senior Vice President, European Operations
Related Party Transaction [Line Items]
Number of shares transferred by former President | shares			6,000,000

[1]	Restated